Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Summary of Calculation of Basic and Diluted Net Loss Per Share
The following table presents the calculation of basic and diluted net income (loss) per share (in thousands, except per share data):

	Years Ended December 31,
	2025	2024	2023
Numerator:
Net income (loss)	$88,361	$(129,386)	$(709,561)
Denominator:
Weighted-average common shares outstanding — basic	147,154	144,630	141,572
Dilutive effect of common stock equivalents	3,758	0	0
Weighted-average common shares outstanding — diluted	150,912	144,630	141,572

Net income (loss) per share — basic	$0.60	$(0.89)	$(5.01)
Net income (loss) per share — diluted	$0.59	$(0.89)	$(5.01)